Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Beginning balance	$ (12,432)
Current period other comprehensive income (loss)	5,787
Ending balance	(6,645)
Unrealized gain on forward exchange contracts, net of tax
Beginning balance	(2,406)
Current period other comprehensive income (loss)	5,689
Ending balance	3,283
Cumulative translation adjustment
Beginning balance	(10,026)
Current period other comprehensive income (loss)	98
Ending balance	$ (9,928)